Financial Instruments and Financial Risk Management - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Risk exposure			$ (135)	$ (109)
Settlement payables	$ 6,000,000	$ 2,000,000
Gain on debt prepayment option (Note 30(b))	0	105,000,000
Non-current derivative financial liabilities	26,000,000	31,000,000
Non-current derivative financial assets			77	28
Non-current derivative financial liabilities	26,000,000	31,000,000
Sale and Purchase Contracts
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	949,000,000	465,000,000
Settlement payables	61,000,000	16,000,000
Zinc | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	32,000,000	31,000,000
Non-current derivative financial liabilities	32,000,000	31,000,000
Zinc | Trade accounts payable and other liabilities | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	6,000,000
Non-current derivative financial liabilities	6,000,000
Zinc | Provisions and other liabilities | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	26,000,000
Non-current derivative financial liabilities	26,000,000
Gold | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 51,000,000	25,000,000
Ongoing payment percent	15.00%
Gold | Prepaid and other current assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	$ 5,000,000	3,000,000
Gold | Financial and other assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	46,000,000	22,000,000
Silver | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	$ 33,000,000
Ongoing payment percent	5.00%
Non-current derivative financial assets		6,000,000
Non-current derivative financial liabilities	$ 33,000,000
Silver | Prepaid and other current assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial assets	2,000,000
Silver | Financial and other assets | Embedded Derivatives
Disclosure of detailed information about financial instruments [line items]
Non-current derivative financial liabilities	31,000,000
Non-current derivative financial liabilities	31,000,000
Swap contract
Disclosure of detailed information about financial instruments [line items]
Settlement payables	12,000,000
Swap contract | Zinc
Disclosure of detailed information about financial instruments [line items]
Current derivative financial assets	10,000,000
Canada, Dollars | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on hedges of net investments in foreign operations, before tax	128,000,000	193,000,000
Canada, Dollars | Borrowings | Hedges of net investment in foreign operations
Disclosure of detailed information about financial instruments [line items]
Risk exposure			$ 3,600	$ 3,000
Currency risk | Canada, Dollars
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change in risk variable, amount	0.10
Impact on pre-tax earnings	(18,000,000)	(14,000,000)
Reasonably possible change in risk variable, impact on other comprehensive income (loss)	(415,000,000)	(464,000,000)
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ 4,000,000	17,000,000
Commodity Price Risk
Disclosure of detailed information about financial instruments [line items]
Reasonably possible change In risk variable, percent	10.00%
Risk exposure	$ 32,000,000	17,000,000
Commodity Price Risk | Zinc
Disclosure of detailed information about financial instruments [line items]
Impact on pre-tax earnings	$ (2,000,000)	$ 7,000,000
8.5% notes due June 2024
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate		8.50%		8.50%